Rule 497(e)
                                                    Registration No. 33-36784

LEBENTHAL FUNDS, INC.                                               120 Broadway
                                                              New York, NY 10271
                                                                  (212) 425-6116
                                                           Outside NYC Toll Free
                                                                1-(800) 221-5822

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Supplement to Prospectus dated August 20, 1997


         Effective September 1, 1997, the following section entitled "Dividend and Distributions" will state that dividend distributions will be made on the tenth day of the month.

                  "The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) daily and pays dividends on the tenth day of each month or, if the tenth day is not a Fund Business Day, on the preceding Fund Business Day."